Average Annual Total Returns - DWS Small Cap Growth Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 28, 2002	19.99%	10.48%	10.46%	19.99%	9.28%	9.26%	11.83%	8.14%	8.43%	Feb. 01, 2017	23.99%	11.12%	10.79%	Jun. 28, 2002	26.38%	10.95%	10.28%	Dec. 20, 2004	27.63%	12.08%	11.47%	Dec. 20, 2004	27.67%	12.08%	11.39%	34.63%	16.36%	13.48%